RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 — RELATED PARTY TRANSACTIONS

a.	Name of related parties

Name of Related Party	Relationship to the Company
Choo Keam Hui	The Company’s former director and one of the directors of Starbox Berhad
Zenapp Sdn Bhd (“Zenapp”)	An entity controlled by Choo Keam Hui prior to September 20, 2021
Bizguide Corporate Service Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
KH Advisory Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
VE Services	An entity controlled by Choo Teck Hong, one of the Company’s beneficial shareholders, a director of Starbox Berhad, and a sibling of Choo Keam Hui
Chan Chee Hong	Director, chief executive officer, and shareholder of One Eighty Ltd and 180 Degrees
Chan Foong Ming	Sister of Chan Chee Hong and director of Media Elements
180 Degrees Strategic Communications Sdn Bhd	An entity controlled by Chan Chee Hong
181 Degree Holding Sdn Bhd	An entity controlled by Chan Chee Hong
Infinity Elements Sdn Bhd	An entity controlled by Chan Foong Ming

b.	Due from related parties

Due from related parties consisted of the following:

Name	September 30, 2024	September 30, 2023
Chan Foong Ming	$-	$1,094
Chan Chee Hong	33,000	45,000
Infinity Elements Sdn Bhd	38,219	66,187

Total	$71,219	$112,281

As of September 30, 2024 and 2023, the balances due from Chan Foong Ming and Chan Chee Hong were short-term advances, unsecured, bearing no interest, and payable upon demand, and the balance due from Infinity Elements Sdn Bhd was ordinary trade in nature between Media Elements Sdn Bhd and Infinity Elements Sdn Bhd.

c.	Due to related parties

Due to related parties consisted of the following:

Name	September 30, 2024	September 30, 2023
Bizguide Corporate Service Sdn Bhd	$2,832	$1,892
KH Advisory Sdn Bhd	6,297	937
180 Degrees Strategic Communications Sdn Bhd	177,632	132,774
181 Degree Holding Sdn Bhd	6,794	5,965
Choo Keam Hui	44,002	-
Chan Chee Hong	64,087	105,268
Total	$301,644	$246,836

As of September, 2024 and 2023, the balance due to Chan Foong Ming, Choo Keam Hui, and Chan Chee Hong were short-term advances, unsecured, bearing no interest, and payable upon demand.

As of September 30, 2024 and 2023, the balance due to Bizguide Corporate Service Sdn Bhd and KH Advisory Sdn Bhd was the fee to be paid for secretarial and tax consulting services, and the balance due to 180 Degree Holding Sdn Bhd and 180 Degrees Strategic Communications Sdn Bhd was ordinary trade in nature.

d.	Revenue from a related party

In May 2021, the Company started to provide payment solution services to merchants by referring them to VE Services. As of September 30, 2024 and 2023, the Company referred 39 and 37 merchants to VE Services for payment processing and earned an accumulative total in commission fees of $2,779 and $7,566, respectively, which were reported as revenue from payment solution services in the consolidated financial statements.